REVENUES - Schedule of Remaining Performance Obligation (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 755,177	$ 822,845
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	755,177	822,845
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation		$ 337,373
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction		1 year
Remaining performance obligation		$ 337,373
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 225,824
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction	9 months
Remaining performance obligation	$ 225,824
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 222,908	$ 209,130
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction	1 year	1 year
Remaining performance obligation	$ 222,908	$ 209,130
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 157,479	$ 146,233
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction	1 year	1 year
Remaining performance obligation	$ 157,479	$ 146,233
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 84,046	$ 75,179
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction	1 year	1 year
Remaining performance obligation	$ 84,046	$ 75,179
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 45,809	$ 37,581
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction	1 year	1 year
Remaining performance obligation	$ 45,809	$ 37,581
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 17,462	$ 17,349
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction	1 year
Remaining performance obligation	$ 17,462	$ 17,349
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 1,649
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction
Remaining performance obligation	$ 1,649